UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.

Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Equity Securities - 60.5%
Common Stock - 49.4%
Communications - 1.8%

15,000	Overstock.com, Inc. (a)	$215,700
671,368	UTStarcom Holdings Corp. (a)	1,235,317
		1,451,017
Consumer Discretionary - 11.2%
37,904	Sears Canada, Inc. (a)	106,131
491,608	Sears Holdings Corp. (a)	7,526,519
197,013	Sears Hometown and Outlet Stores, Inc. (a)	1,264,823
		8,897,473
Consumer Staples - 12.7%
256,319	Ascent Capital Group, Inc., Class A (a)	3,796,084
241,000	Valeant Pharmaceuticals International, Inc. (a)	6,338,300
		10,134,384
Financials - 4.2%
157,480	Asta Funding, Inc. (a)	1,403,147
225,000	MBIA, Inc. (a)	1,991,250
		3,394,397
Industrials - 4.4%
95,000	Chicago Bridge & Iron Co. NV	3,476,050

Materials - 15.1%
2,179,359	Resolute Forest Products, Inc. (a)	12,008,268
Total Common Stock (Cost $67,182,436)	39,361,589

Warrants - 11.1%

		Exer. Price	Exp. Date
150,000	JPMorgan Chase & Co. (a)	$42.25	10/28/18	2,655,000
77,400	Wells Fargo & Co. (a)	34.01	10/28/18	1,212,084
377,430	Bank of America Corp. (a)	13.11	01/16/19	1,468,203
255,000	General Motors Co. (a)	18.33	07/10/19	3,483,300

Total Warrants (Cost $6,565,696)	8,818,587

Total Equity Securities (Cost $73,748,132)	48,180,176

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 17.8%
Syndicated Loan - 17.8%
$29,000,000	Exco Resources (Cost $16,419,268)	12.50%	10/19/20	$14,210,000

Total Fixed Income Securities (Cost $16,419,268)	14,210,000

Total Investments - 78.3% (Cost $90,167,400)*	$62,390,176

Other Assets & Liabilities, Net – 21.7%	17,335,662
Net Assets – 100.0%	$79,725,838

(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,283,485
Gross Unrealized Depreciation	(31,060,709)
Net Unrealized Depreciation	$(27,777,224)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$48,180,176
Level 2 - Other Significant Observable Inputs	14,210,000
Level 3 - Significant Unobservable Inputs	-
Total	$62,390,176

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016
The Level 1 value displayed in this table includes Common Stock and Warrants and the Level 2 value displayed in this table is a Syndicated Loan. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Equity Securities - 5.4%
Common Stock - 2.0%
Materials - 2.0%

5,369	Centrus Energy Corp., Class A (a)	$24,214
47,613	Resolute Forest Products, Inc. (a)	262,348
		286,562

Total Common Stock (Cost $251,821)	286,562

Rate

Preferred Stock - 3.4%
Financials - 3.4%

50,765	Sears Roebuck Acceptance Corp.	7.00%	472,749
3,400	Sears Roebuck Acceptance Corp.	7.40	30,575
			503,324

Total Preferred Stock (Cost $563,553)	503,324

Total Equity Securities (Cost $815,374)	789,886

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 72.6%
Corporate Convertible Bonds - 26.9%
Communications - 11.3%
$1,782,000	Rainmaker Entertainment, Inc. (b)	8.00	03/31/17	1,646,506

Consumer Staples - 13.1%
3,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	1,895,625

Financials - 2.5%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	365,500

Total Corporate Convertible Bonds (Cost $4,627,225)	3,907,631

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 32.8%
Communications - 0.0%
$50,890	Dex Media, Inc. (c)	12.00%	01/29/17	$1,272

Consumer Staples - 17.8%
1,030,000	Avangardco Investments Public, Ltd. (d)	10.00	10/29/18	381,100
1,000,000	Mriya Agro Holding PLC (c)(e)	9.45	04/19/18	85,000
4,700,000	Ukrlandfarm-ing PLC (e)	10.88	03/26/18	1,504,940
800,000	Valeant Pharmaceuticals International, Inc. (e)	6.13	04/15/25	618,000
				2,589,040

Energy - 11.5%
2,500,000	Alpha Natural Resources, Inc. (c)(e)	7.50	08/01/20	14,063
1,000,000	Alpha Natural Resources, Inc. (c)(e)	7.50	08/01/20	5,625
3,000,000	EXCO Resources, Inc.	8.50	04/15/22	570,000
2,000,000	SandRidge Energy, Inc. (c)(e)	8.75	06/01/20	495,000
1,000,000	Westmoreland Coal Co. (e)	8.75	01/01/22	587,500
				1,672,188

Financials - 0.9%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	128,260
Materials - 2.6%
1,185,730	Centrus Energy Corp. (d)	8.00	09/30/19	302,361

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Principal	Security Description	Rate	Maturity	Value

$90,598	Emerald Plantation Holdings, Ltd. (d)	6.00%	01/30/20	$73,616
225,000	Sino-Forest Corp. (c)	6.25	10/21/17	563
400,000	Sino-Forest Corp. (c)	6.25	10/21/17	1,000

377,540

Total Corporate Non-Convertible Bonds (Cost $10,908,241)	4,768,300

Syndicated Loans - 12.9%

198,216	Dex Media West, Inc. (f)	8.00	12/31/16	78,295
3,000,000	Exco Resources (f)	12.50	10/19/20	1,470,000
1,159,354	RH Donnelley, Inc. (f)	9.75	12/31/16	330,416

Total Syndicated Loans (Cost $2,467,063)	1,878,711

Total Fixed Income Securities (Cost $18,002,529)	10,554,642

Total Investments - 78.0% (Cost $18,817,903)*	$11,344,528

Other Assets & Liabilities, Net – 22.0%	3,196,701
Net Assets – 100.0%	$14,541,229

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,646,506 or 11.3% of net assets.
(c)	Security is currently in default and is on scheduled interest or principal payment.
(d)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,310,128 or 22.8% of net assets.
(f)	Variable rate security. Rate presented is as of March 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$522,528
Gross Unrealized Depreciation	(7,995,903)
Net Unrealized Depreciation	$(7,473,375)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock	$286,562	$-	$-	$286,562
Preferred Stock	503,324	-	-	503,324
Corporate Convertible Bonds	-	2,261,125	1,646,506	3,907,631
Corporate Non-Convertible Bonds	-	4,768,300	-	4,768,300
Syndicated Loans	-	1,878,711	-	1,878,711

Total Investments At Value	$789,886	$8,908,136	$1,646,506	$11,344,528

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Corporate Convertible Bonds
Balance as of 12/31/15	$2,601,720
Sales	(1,050,830)
Realized Gain (Loss)	(46,912)
Change in Unrealized Appreciation / (Depreciation)	142,528
Balance as of 03/31/16	$1,646,506
Net change in unrealized appreciation/(depreciation) from investments held as of 03/31/16	$142,528

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended March 31, 2016.

Significant unobservable valuation inputs for material Level 3 investments as of March 31, 2016, are as follows:
Investments in Securities	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Input Values
Corporate Convertible Bonds	$1,646,506	Valued at $120	Last bond trade ocurred in December, 2014	Valued at 120, which was determined based on two pieces of market data available, the last traded price of the bond and the value of the bond if converted to the common stock.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	May 4, 2016

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	May 4, 2016